Average Annual Total Returns - AST Western Asset Emerging Markets Debt Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deduction for fees, expenses or taxes) 1 Year	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deduction for fees, expenses or taxes) 5 Years	J.P. Morgan Emerging Markets Bond Index (EMBI) Global (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.45%	6.84%	3.31%	Aug. 20, 2012	5.88%	6.84%	4.62%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date.